Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Common Stock	Additional paid in capital	(Accumulated Deficit)	Total
Balance at Dec. 31, 2015	$ 642	$ 22,528	$ (14,582)	$ 8,588
Balance, shares at Dec. 31, 2015	64,224,860
Shares issued upon conversion of preferred stock	$ 12	295		307
Shares issued upon conversion of preferred stock, shares	1,205,882
Shares issued for restructured settlement program	$ 12	155		167
Shares issued for restructured settlement program, shares	1,219,189
Dividends on preferred stock		(463)		(463)
Stock-based compensation		273		273
Net loss			(5,910)	(4,698)
Adjustment due to adoption of ASU 2017-11		307	1,211	1,518
Balance at Dec. 31, 2016	$ 666	23,095	(19,281)	4,480
Balance, shares at Dec. 31, 2016	66,649,931
Shares issued upon conversion of preferred stock	$ 88	2,158		2,246
Shares issued upon conversion of preferred stock, shares	8,806,906
Additional shares issued for ConeXus purchase	$ 56	1,915		1,971
Additional shares issued for ConeXus purchase, shares	5,631,373
Shares issued for services	$ 20	480		500
Shares issued for services, shares	1,960,784
Issuance of warrants with promissory notes		2,216		2,216
Redemption and cancellation of shares under repurchase plan	$ (11)	(138)		(149)
Redemption and cancellation of shares under repurchase plan, shares	(1,185,968)
Dividends on preferred stock		(246)		(246)
Common stock issued as dividend	$ 7	(7)
Common stock issued as dividend, shares	718,840
Stock-based compensation		284		284
Net loss			(6,950)	(6,950)
Balance at Dec. 31, 2017	$ 826	$ 29,757	$ (26,231)	4,352
Balance, shares at Dec. 31, 2017	82,581,866
Net loss				(2,850)
Balance at Jun. 30, 2018				$ 2,613